Intangible Assets - Intangible Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 10,262	$ 9,918	$ 9,655	$ 9,369
Mortgage servicing rights	2,953	2,210	$ 2,546	$ 2,791
Total	14,000	12,782
Merchant Processing Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets	195	235
Core Deposit Benefits [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets	49	64
Trust Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets	62	19
Other Identified Intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets	$ 479	$ 336